Fair Value Of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The following table presents the Company's assets and liabilities measured at fair value at December 31, 2012 and 2011 (in thousands):

	Fair Value
	Hierarchy	December 31, 2012	December 31, 2011
Cash equivalents and restricted cash	Level 1	$39,033	$44,141
Contingent consideration liability	Level 3	$(2,331)	$—

Fair Value Measurements, Nonrecurring [Table Text Block]
The following table presents the Company’s assets that were measured at fair value on a non-recurring basis (in thousands):

		Fair Value Measurements at Reporting Date Using
					Total Losses
Description	Fair Value Measurements During the Year Ended December 31, 2010	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	For the Year Ended December 31, 2010
Software	$—	$—	$—	$—	$(1,300)
	$—	$—	$—	$—	$(1,300)